Employee and Personnel Costs	12 Months Ended
Dec. 31, 2021
Disclosure Of Defined Benefit Plans [Abstract]
Employee and Personnel Costs

7. Employee and personnel costs

The disclosure amounts are based on the expense recognized in the consolidated statement of operations.

	2021	2020	2019
Salaries and other remuneration	(109,847)	(62,769)	(30,365)
Social security costs	(19,158)	(11,376)	(6,853)
Share-based payments	(23,632)	(1,014)	(546)
Pension costs—defined contribution plans	(8,390)	(4,543)	(2,782)
Total employee benefits	(161,027)	(79,702)	(40,546)

Key management compensation	2021	2020	2019
Short-term employee benefits	(6,459)	(4,660)	(2,530)
Post-employment benefits	(766)	(652)	(367)
Share-based payments	(13,921)	(1,014)	—
Social security contributions	(2,521)	(1,331)	(1,275)
Total	(23,666)	(7,657)	(4,172)

Key management is comprised of 13 members of management, including our Executive Officers (CEO and CFO), and the Board of Directors.

7.1 Employee benefits expenses by function

	2021	2020	2019
Cost of goods sold	(35,959)	(23,133)	(11,382)
Research and development expenses	(10,336)	(4,145)	(2,762)
Selling, general and administrative expenses	(114,732)	(52,424)	(26,402)
Total	(161,027)	(79,702)	(40,546)